38. Other operating income and expenses (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other Operating Expense Net [Abstract]
Other operating income	R$ 792,639	R$ 591,125	R$ 556,715
Other operating expense	(1,237,133)	(1,351,568)	(1,281,764)
Contributions to fund guarantee of credit - FGC	(428,016)	(347,276)	(330,801)
Total	R$ (872,510)	R$ (1,107,719)	R$ (1,055,850)